INFORMATION BY BUSINESS SEGMENT - Non current Assets per segment (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
NON-CURRENT
Intangible assets	R$ 78,173,273	R$ 79,866,241
Property, Plant and Equipment	36,854,056	35,805,421	R$ 34,739,705
TOTAL NON CURRENT ASSETS	225,420,228	219,160,523
Reportable Segments
NON-CURRENT
Intangible assets	78,173,273	79,866,241
Contractual assets	56,683,696	50,052,912
Property, Plant and Equipment	36,854,056	35,805,422
TOTAL NON CURRENT ASSETS	171,711,025	165,724,575
Administration
NON-CURRENT
Intangible assets	407,345	635,911
Property, Plant and Equipment	2,074,260	1,899,517
TOTAL NON CURRENT ASSETS	2,481,605	2,535,428
Generation
NON-CURRENT
Intangible assets	77,553,246	79,001,867
Property, Plant and Equipment	34,779,796	33,905,905
TOTAL NON CURRENT ASSETS	112,333,042	112,907,772
Transmission
NON-CURRENT
Intangible assets	212,682	228,463
Contractual assets	56,683,696	50,052,912
TOTAL NON CURRENT ASSETS	R$ 56,896,378	R$ 50,281,375